Note 8 - Mortgages and Notes Payable	12 Months Ended
Oct. 31, 2011
Line Of Credit [Text Block]
8. Mortgages and Notes Payable

We have nonrecourse mortgages for a small number of our communities totaling $26.1 million as well as our corporate headquarters totaling $19.7 million which are secured by the related real property and any improvements. These loans have installment obligations with annual principal maturities in the years ending October 31 of approximately: $27.1 million in 2012, $1.0 million in 2013, $1.1 million in 2014, $1.2 million in 2015, $1.3 million in 2016 and $14.1 million after 2016. The interest rates on these obligations range from 5.0 % to 10.0 % at October 31, 2011.

In connection with the issuance of our senior secured first lien notes in the fourth quarter of fiscal 2009, we terminated our revolving credit facility and refinanced the borrowing capacity thereunder.  Also in connection with the refinancing, we entered into certain stand alone cash collateralized letter of credit agreements and facilities under which there were a total of $54.1 million and $89.5 million of letters of credit outstanding as of October 31, 2011 and October 31, 2010, respectively. These agreements and facilities require us to maintain specified amounts of cash as collateral in segregated accounts to support the letters of credit issued thereunder, which will affect the amount of cash we have available for other uses. As of October 31, 2011 and October 31, 2010, the amount of cash collateral in these segregated accounts was $57.7 million and $92.3 million, respectively, which is reflected in “Restricted cash” on the Consolidated Balance Sheets.

Average interest rates and average balances outstanding under the revolving credit facility (as in effect at such year end) are as follows:

(Dollars in thousands)	October 31, 2009
Average monthly outstanding borrowings	$25,000
Average interest rate during period	5.0%
Average interest rate at end of period(1) (2)	0.0%
Maximum outstanding at any month end	$100,000

(1)	Average interest rate at the end of the period excludes any charges on unused loan balances.
(2)
Not applicable as there was no amount outstanding at October31, 2009. We terminated our then existing amended credit facility on October 20, 2009, in connection with the issuance of our senior secured first lien notes.

Our wholly owned mortgage banking subsidiary, K. Hovnanian American Mortgage, LLC (“K. Hovnanian Mortgage”), originates mortgage loans primarily from the sale of our homes. Such mortgage loans and related servicing rights are sold in the secondary mortgage market within a short period of time. Our secured Master Repurchase Agreement with JPMorgan Chase Bank, N.A. (“Chase Master Repurchase Agreement”) is a short-term borrowing facility that provides up to $50 million through April 4, 2012. The loan is secured by the mortgages held for sale and is repaid when we sell the underlying mortgage loans to permanent investors.  Interest is payable monthly on outstanding advances at the current LIBOR subject to a floor of 1.625% plus the applicable margin ranging from 2.50% to 3.0% based on the takeout investor and type of loan. As of October 31, 2011, the aggregate principal amount of all borrowings under the Chase Master Repurchase Agreement was $49.7 million.  We had a second Master Repurchase Agreement with Citibank, N.A. (“Citibank Master Repurchase Agreement”) which was terminated on April 5, 2011.

The Chase Master Repurchase Agreement requires K. Hovnanian Mortgage to satisfy and maintain specified financial ratios and other financial condition tests. Because of the extremely short period of time mortgages are held by K. Hovnanian Mortgage before the mortgages are sold to investors (generally a period of a few weeks), the immateriality to us on a consolidated basis of the size of the facilities, the levels required by these financial covenants, our ability based on our immediately available resources to contribute sufficient capital to cure any default, were such conditions to occur, and our right to cure any conditions of default based on the terms of the agreement, we do not consider any of these covenants to be substantive or material. As of October 31, 2011, we believe we were in compliance with the covenants of the Chase Master Repurchase Agreement.